SECURITIES AND EXCHANGE COMMISSION

                 Washington, DC  20549

                 Rule 24f-2 Notice for

      IAI Investment Funds III, Inc. (the "Fund")
                    File #33-10207


1.   The Fund's most recent fiscal year ended January
31, 1996.

2. No securities have been registered during the fiscal year ended January 31, 1996, other than pursuant to Rule 24f-2.

3.   During the fiscal year ending January 31, 1996,
     10,434,959 shares of Series A Common Stock, with an approximate value of $135,060,697, and 1,055,050 shares of Series B Common Stock, with an approximate value of $10,946,283, were sold in reliance upon Rule 24f-2. During the same period, the Fund redeemed 10,290,719 shares of Series A
     Common Stock, with an approximate value of $133,948,117, and 358,208 shares of Series B
     Common Stock, with an approximate value of $3,802,706, resulting in a net increase of 841,082 shares of the Fund with an approximate value of $8,256,157.

4.   1/29% of $8,256,157 is $2,847.  Such amount has
     been wired to the Commission's account at Mellon
     Bank.



                         IAI Investment Funds III, Inc.


                         By________________________
                             William C. Joas
                             Its Secretary

                         Dated: March 26, 1996